Income Taxes (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)
Effective Income Tax Rate Reconciliation [Line Items]
Applicable income tax rate	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%
SINGAPORE
Effective Income Tax Rate Reconciliation [Line Items]
Applicable income tax rate	17.00%	17.00%
Tax assessment description	Under relevant Singapore tax laws, tax cases are normally subject to investigation by the tax authority for up to 4 years of assessment prior to the current year of assessment for Corporate Income Tax, and 5 years from the end of the prescribed accounting period for Goods and Services Tax	Under relevant Singapore tax laws, tax cases are normally subject to investigation by the tax authority for up to 4 years of assessment prior to the current year of assessment for Corporate Income Tax, and 5 years from the end of the prescribed accounting period for Goods and Services Tax
SINGAPORE | First SG One Hundred Thousand [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Percentage of tax exemption rate					75.00%	75.00%
Exemption tax amount	$ 6,633		$ 6,633		$ 66,326	$ 100,000
SINGAPORE | Next SG One Hundred Thousand [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Percentage of tax exemption rate	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Exemption tax amount	$ 66,326	$ 100,000	$ 66,326	$ 100,000	$ 66,326	$ 100,000
SINGAPORE | First SG Ten Thousand [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Percentage of tax exemption rate	75.00%	75.00%	75.00%	75.00%
Exemption tax amount		$ 10,000		$ 10,000